WARRANTS AND STOCK OPTIONS (Narrative) (Details)		12 Months Ended
	Feb. 08, 2018	Dec. 31, 2019 CAD ($) year Share	Dec. 31, 2018 CAD ($)
Warrants And Stock Options [Abstract]
Number of warrants granted in share-based payment arrangement	1,452,533	0
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $		$ 1.75	$ 1.75
Weighted average remaining contractual life of outstanding warrants | year		0.11
Description of limits for stock options		Based on the Company's stock option plan, most recently approved by the Company's shareholders at the annual general meeting held on May 30, 2018, Western may issue stock options for the purchase of up to 10% of issued capital.
Description of vesting requirements for share-based payment arrangement		Stock options vest over a two year period from the date of grant unless otherwise determined by the directors.
Description of maximum term of options granted for share-based payment arrangement		The maximum stock option term is 10 years.
Maximum stock options authorized | Share		4,613,599
Number of share options exercisable in share-based payment arrangement | Share		3,400,001
Weighted average exercise price of share options exercisable in share-based payment arrangement | $		$ 0.96
Weighted average remaining contractual life of exercisable share options (years) | year		2.03